Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 41.3%
Banks - 2.4%
Bank of America Corp.	28,500	$ 1,189,305
JPMorgan Chase & Co.	5,325	1,306,222
U.S. Bancorp	5,500	232,210
		2,727,737
Beverages - 0.9%
PepsiCo, Inc.	6,900	1,034,586
Biotechnology - 1.2%
AbbVie, Inc.	6,650	1,393,308
Capital Markets - 4.5%
Blackrock, Inc.	1,775	1,680,002
CME Group, Inc.	7,325	1,943,249
Morgan Stanley	12,844	1,498,510
		5,121,761
Chemicals - 0.9%
Air Products & Chemicals, Inc.	3,350	987,982
Electric Utilities - 1.6%
NextEra Energy, Inc.	25,275	1,791,745
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	2,575	665,329
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity PLC	4,700	664,204
Food Products - 0.7%
Hershey Co.	4,450	761,084
Ground Transportation - 1.1%
Union Pacific Corp.	5,550	1,311,132
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	9,400	1,246,910
Medtronic PLC	19,700	1,770,242
		3,017,152
Health Care Providers & Services - 1.1%
Elevance Health, Inc.	2,975	1,294,006
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	2,200	687,214
Starbucks Corp.	6,800	667,012
		1,354,226
Household Products - 1.5%
Colgate-Palmolive Co.	9,900	927,630
Procter & Gamble Co.	4,600	783,932
		1,711,562
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	7,575	1,604,006
Insurance - 1.0%
Marsh & McLennan Cos., Inc.	4,450	1,085,934
IT Services - 0.4%
Accenture PLC, Class A	1,475	460,259
	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.0%
Caterpillar, Inc.	1,400	$ 461,720
Cummins, Inc.	2,087	654,149
		1,115,869
Media - 1.2%
Comcast Corp., Class A	36,700	1,354,230
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	8,300	1,388,507
ConocoPhillips	7,750	813,905
EOG Resources, Inc.	12,200	1,564,528
Exxon Mobil Corp.	8,550	1,016,851
		4,783,791
Pharmaceuticals - 1.5%
Johnson & Johnson	10,400	1,724,736
Professional Services - 2.7%
Automatic Data Processing, Inc.	7,100	2,169,263
Paychex, Inc.	6,175	952,679
		3,121,942
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	2,850	574,759
Texas Instruments, Inc.	8,150	1,464,555
		2,039,314
Specialized REITs - 1.2%
American Tower Corp.	6,350	1,381,760
Specialty Retail - 2.6%
Home Depot, Inc.	4,500	1,649,205
Lowe's Cos., Inc.	5,500	1,282,765
		2,931,970
Trading Companies & Distributors - 1.3%
Fastenal Co.	18,800	1,457,940
Total Common Stocks (Cost $39,499,301)		46,897,565

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.2%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	$ 1,504,739	1,254,621
2.50%, 02/01/2032 - 01/01/2052	2,326,862	1,998,145
3.00%, 09/01/2042 - 08/01/2052	1,676,075	1,483,921
3.50%, 11/01/2040 - 05/01/2052	1,786,675	1,631,352
4.00%, 04/01/2033 - 03/01/2047	143,394	139,696
4.50%, 05/01/2025 - 12/01/2052	433,797	422,550
5.00%, 11/01/2052 - 02/01/2053	1,973,719	1,937,362
5.50%, 01/01/2037 - 02/01/2054	1,415,832	1,424,539
6.00%, 09/01/2053	592,975	605,073
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.98%, 11/25/2025	8,783	8,730
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	$ 64,298	$ 65,569
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,362,847	2,938,226
3.00%, 12/01/2028 - 01/01/2049	1,878,589	1,711,953
3.50%, 12/01/2031 - 08/01/2052	2,160,487	1,976,593
4.00%, 02/01/2035 - 09/01/2052	3,029,638	2,844,605
4.50%, 05/01/2038 - 07/01/2053	1,920,196	1,861,071
5.00%, 10/01/2052 - 12/01/2052	1,217,210	1,196,288
5.50%, 10/01/2052 - 05/01/2054	1,607,388	1,608,938
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	132,616	128,598
3.50%, 04/25/2031	84,382	82,477
5.50%, 05/25/2051 - 10/25/2051	1,466,109	1,479,028
Federal National Mortgage Association-ACES
3.16% (A), 11/25/2027	409,033	398,830
Government National Mortgage Association
3.50%, 12/15/2042	28,204	26,417
4.00%, 12/15/2039	3,549	3,400
4.50%, 08/15/2040	1,501	1,471
Government National Mortgage Association REMICS
4.50%, 03/16/2065	248,991	245,434
Total U.S. Government Agency Obligations (Cost $28,873,462)		27,474,887
CORPORATE DEBT SECURITIES - 16.1%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	252,558
Banks - 3.9%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	277,171
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	223,997
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	195,785
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	150,000	143,130
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	187,989
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	104,445
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	246,876
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	250,000	251,882
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	$ 250,000	$ 256,807
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	252,468
PNC Bank NA
2.70%, 10/22/2029	125,000	114,509
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	275,884
Royal Bank of Canada
5.15%, 02/01/2034	175,000	175,837
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	113,696
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	240,899
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	196,147
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	307,863
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	218,136
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	127,420
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	199,919
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	126,973
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	256,601
		4,494,434
Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	148,648
Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	73,233
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	172,738
		245,971
Building Products - 0.3%
Carrier Global Corp.
3.58%, 04/05/2050	34,000	24,662
6.20%, 03/15/2054	98,000	104,311
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	258,834
		387,807
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.2%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	$ 200,000	$ 197,183
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	100,000	66,713
Nutrien Ltd.
5.80%, 03/27/2053	250,000	245,747
		312,460
Commercial Services & Supplies - 0.5%
PayPal Holdings, Inc.
5.10%, 04/01/2035	100,000	99,189
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	269,732
Textron, Inc.
2.45%, 03/15/2031	250,000	217,780
		586,701
Communications Equipment - 0.2%
AT&T, Inc.
2.25%, 02/01/2032	200,000	168,327
4.75%, 05/15/2046	75,000	64,905
		233,232
Consumer Staples Distribution & Retail - 0.2%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	93,346
Tractor Supply Co.
5.25%, 05/15/2033	100,000	100,775
		194,121
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	121,960
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	173,144
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	176,310
		349,454
Electric Utilities - 0.9%
DTE Electric Co.
5.40%, 04/01/2053	250,000	243,677
Duke Energy Corp.
3.75%, 09/01/2046	250,000	183,283
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	158,265
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	250,000	230,472
PECO Energy Co.
3.05%, 03/15/2051	250,000	162,106
		977,803
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp.
1.80%, 04/01/2026	200,000	194,007
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	$ 250,000	$ 248,847
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	269,847
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	200,000	200,588
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	207,766
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	211,012
6.20%, 04/14/2034	100,000	101,718
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	169,956
Synchrony Financial
3.70%, 08/04/2026	100,000	98,258
		1,507,992
Food Products - 0.4%
J.M. Smucker Co.
6.20%, 11/15/2033	250,000	265,653
Mars, Inc.
5.20%, 03/01/2035 (B)	100,000	100,205
5.70%, 05/01/2055 (B)	100,000	99,506
		465,364
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	250,000	251,142
Health Care Providers & Services - 0.4%
Cigna Group
4.38%, 10/15/2028	50,000	49,584
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	310,066
Humana, Inc.
5.38%, 04/15/2031	150,000	150,969
		510,619
Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	147,507
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	202,638
		350,145
Insurance - 1.1%
Aflac, Inc.
4.75%, 01/15/2049	250,000	217,637
American International Group, Inc.
4.75%, 04/01/2048	100,000	88,056
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	124,680
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	223,176
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	$ 250,000	$ 227,312
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	67,749
Old Republic International Corp.
3.85%, 06/11/2051	250,000	177,057
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	133,122
		1,258,789
IT Services - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	168,322
8.35%, 07/15/2046	19,000	23,803
HP, Inc.
2.65%, 06/17/2031	250,000	217,332
		409,457
Oil, Gas & Consumable Fuels - 3.1%
Devon Energy Corp.
5.20%, 09/15/2034	400,000	384,847
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	293,841
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	232,296
Enbridge, Inc.
5.70%, 03/08/2033	125,000	127,930
Energy Transfer LP
5.25%, 04/15/2029	100,000	101,094
6.55%, 12/01/2033	250,000	266,751
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	184,413
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	326,868
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	170,845
4.70%, 05/01/2025	200,000	199,950
MPLX LP
2.65%, 08/15/2030	400,000	355,769
Phillips 66
4.65%, 11/15/2034	100,000	94,201
Valero Energy Corp.
4.00%, 06/01/2052	100,000	72,121
5.15%, 02/15/2030	150,000	151,141
6.63%, 06/15/2037	250,000	267,332
Valero Energy Partners LP
4.50%, 03/15/2028	250,000	249,355
		3,478,754
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	250,000	248,966
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	189,071
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	$ 200,000	$ 200,635
Semiconductors & Semiconductor Equipment - 0.0% (C)
Broadcom, Inc.
3.19%, 11/15/2036 (B)	9,000	7,365
Software - 0.5%
Fiserv, Inc.
3.50%, 07/01/2029	200,000	190,058
Oracle Corp.
3.95%, 03/25/2051	250,000	182,737
VMware LLC
2.20%, 08/15/2031	250,000	212,172
		584,967
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	203,825
		203,825
Total Corporate Debt Securities (Cost $19,875,452)		18,363,430
U.S. GOVERNMENT OBLIGATIONS - 12.4%
U.S. Treasury - 12.4%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	421,285
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,397,554
3.00%, 05/15/2047	750,000	573,662
3.75%, 08/15/2041	250,000	227,012
4.13%, 08/15/2053	1,255,000	1,150,678
4.25%, 08/15/2054	255,000	239,501
4.38%, 05/15/2041	500,000	491,172
4.63%, 05/15/2044	715,000	714,581
U.S. Treasury Notes
2.63%, 02/15/2029	2,350,000	2,239,477
2.88%, 05/15/2028	750,000	726,914
3.88%, 11/30/2029	1,000,000	995,820
4.00%, 02/29/2028 - 02/15/2034	2,400,000	2,390,965
4.13%, 11/15/2032	250,000	249,844
4.38%, 05/15/2034	1,000,000	1,010,977
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,325,410
Total U.S. Government Obligations (Cost $15,224,239)		14,154,852
MORTGAGE-BACKED SECURITIES - 2.9%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1, 1.72% (A), 02/25/2055 (B)	33,339	32,758
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	254,358	226,551
FREMF Mortgage Trust
Series 2020-K106, Class B, 3.56% (A), 03/25/2053 (B)	250,000	232,416
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	$ 126,920	$ 109,032
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	149,253	122,130
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	426,033	347,400
Series 2021-3, Class A3, 2.50% (A), 07/25/2051 (B)	197,874	161,352
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	514,212	458,498
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	188,301	189,227
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	99,655	86,638
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	301,134	266,229
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	300,845	264,169
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	182,495	162,563
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.42% (A), 10/27/2064 (B)	468,265	467,668
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	184,436	150,279
Total Mortgage-Backed Securities (Cost $3,705,753)		3,276,910
ASSET-BACKED SECURITIES - 0.9%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	203,000	202,150
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	244,142	245,725
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	133,345	134,025
Series 2023-1, Class A2, 5.51%, 01/22/2029 (B)	102,737	103,105
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (B)	$ 125,000	$ 124,461
JPMorgan Chase Bank NA - CACLN
Series 2021-3, Class C, 0.86%, 02/26/2029 (B)	5,374	5,354
LAD Auto Receivables Trust
Series 2023-2A, Class A2, 5.93%, 06/15/2027 (B)	24,359	24,389
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	226,818	227,548
Total Asset-Backed Securities (Cost $1,052,196)		1,066,757
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Massachusetts - 0.0% (C)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,032
Oregon - 0.2%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	194,918
Total Municipal Government Obligations (Cost $235,378)		229,950
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 1.80% (D), dated 03/31/2025, to be repurchased at $1,912,302 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $1,950,649.	1,912,206	1,912,206
Total Repurchase Agreement (Cost $1,912,206)		1,912,206
Total Investments (Cost $110,377,987)		113,376,557
Net Other Assets (Liabilities) - 0.3%		301,364
Net Assets - 100.0%		$ 113,677,921
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$46,897,565	$—	$—	$46,897,565
U.S. Government Agency Obligations	—	27,474,887	—	27,474,887
Corporate Debt Securities	—	18,363,430	—	18,363,430
U.S. Government Obligations	—	14,154,852	—	14,154,852
Mortgage-Backed Securities	—	3,276,910	—	3,276,910
Asset-Backed Securities	—	1,066,757	—	1,066,757
Municipal Government Obligations	—	229,950	—	229,950
Repurchase Agreement	—	1,912,206	—	1,912,206
Total Investments	$46,897,565	$66,478,992	$—	$113,376,557
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $6,018,854, representing 5.3% of the
Portfolio's net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at March 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Madison Diversified Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust